Financial Instruments (Details 5) (Recurring, Foreign exchange contracts, USD $) In Thousands, unless otherwise specified	Nov. 30, 2012	Nov. 30, 2011
Total
Assets and liabilities measured at fair value
Asset (liability) position	$ 1,313	$ (1,539)
Level 2
Assets and liabilities measured at fair value
Asset (liability) position	$ 1,313	$ (1,539)